Fixed assets	12 Months Ended
Dec. 31, 2012
Fixed assets
Fixed assets

4.    Fixed assets

Fixed assets, net were as follows at December 31, 2011 and 2012:

	December 31,
	2011	2012

Leasehold improvements	$12,473,836	$12,473,836
Computer equipment and software	2,082,638	2,118,713
Furniture, fixtures, and lab equipment	13,781,118	13,969,758
Assets not yet placed in service	40,186	4,152

	28,377,778	28,566,459
Less accumulated depreciation and amortization	(17,582,271)	(20,286,422)

	$10,795,507	$8,280,037

Depreciation expense was approximately $2,871,000 and $2,704,000 for the years ended December 31, 2011 and 2012, respectively.